SHARE-BASED COMPENSATION - Disclosure of RSUs, DSUs and PSUs issued and outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	380,000	0
Granted	500,000	380,000
Cancelled	(80,000)
Settled	0	0
Outstanding at ending balance	800,000	380,000
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	2,301,000	1,958,000
Granted	303,750	342,750
Cancelled	0
Settled	0	0
Outstanding at ending balance	2,605,000	2,301,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning balance	1,955,000	2,500,000
Granted	880,000	830,000
Cancelled	0
Settled	0	(1,375,000)
Outstanding at ending balance	2,835,000	1,955,000